UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 May 14, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 12
Form 13F Information Table Value Total: 128216


List of Other Included Managers:	NONE

                                     FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                                VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
CHINA YUCHAI INTL LTD COM            G21082105   36063   2054920   SH       SOLE              2054920
CHINA SOUTHERN AIRLINEADR            169409109    7197    322050   SH       SOLE              322050
CHIQUITA BRANDS INTL ICOM            170032809   14906    947675   SH       SOLE              947675
DOLE FOOD CO INC      COM            256603101    3415    288208   SH       SOLE              288208
GANNET CO INC         COM            364730101   15236    922300   SH       SOLE              922300
HUANENG POWER INTL    COM            443304100    5892    263543   SH       SOLE              263543
LG DISPLAY CO LTD     COM            50186V102    2183    123500   SH       SOLE              123500
QIAO XING MOBILE COMM COM            G73031109    8623   3685307   SH       SOLE              3685307
QIAO XING UNIVERSAL TECOM            G7303A109    4915   2546645   SH       SOLE              2546645
SIFY LIMITED          SPONSORED ADR  82655M107    3192   1889265   SH       SOLE              1889265
UBS AG                COM            H89231338    4672    287000   SH       SOLE              287000
UTSTARCOM INC         COM            918076100   21922   7857477   SH       SOLE              7857477
                                                128216

</SEC-DOCUMENT>